EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2019
Employee-related Liabilities [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2 0 1 9	2 0 1 8
Short-term employee benefits:
Benefits for vacation and recreation pay	193	162
Liability for payroll, bonuses and wages	908	697
	1,101	859